As filed with the Securities and Exchange Commission on May 30, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08795

Helios High Yield Fund
(Exact name of registrant as specified in charter)

Three World Financial Center, 200 Vesey Street, 24th Floor, New York, NY 10281-1010
(Address of principal executive offices) (Zip code)

Kim G. Redding, Three World Financial Center, 200 Vesey Street, New York, NY 10281-1010
(Name and address of agent for service)

800-497-3746
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2012

Date of reporting period:  March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

Helios High Yield Fund
Schedule of Investments (Unaudited)
March 31, 2012
	Interest Rate	Maturity	Principal Amount (000s)	Value
INVESTMENT GRADE CORPORATE BONDS - 4.3%
Basic Industry - 2.7%
Georgia-Pacific LLC 6	7.38%	12/01/25	1,000	$1,219,753
Westlake Chemical Corp. 6	6.63	01/15/16	625	635,938
Total Basic Industry
(Cost $1,690,792)				1,855,691
Energy - 0.0%
National Oilwell Varco, Inc.
(Cost $6,954)	6.13	08/15/15	7	7,165
Telecommunications - 1.6%
Qwest Corp. 6
(Cost $981,728)	6.88	09/15/33	1,100	1,089,000
Total INVESTMENT GRADE CORPRATE BONDS
(Cost $2,679,474)				2,951,856
HIGH YIELD CORPORATE BONDS - 133.3%
Banking - 0.0%
Ally Financial, Inc.
(Cost $7,451)	6.75	12/01/14	8	7,806
Basic Industry - 19.9%
AK Steel Corp. 6	7.63	05/15/20	1,005	969,825
Associated Materials LLC 6	9.13	11/01/17	1,000	972,500
Cascades, Inc. 3,6	7.75	12/15/17	1,000	1,000,000
FMG Resources August 2006 Property Ltd. 1,3,5	6.88	04/01/22	500	487,500
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 6	8.88	02/01/18	1,025	1,060,875
Huntsman International LLC 6	8.63	03/15/21	1,000	1,122,500
Ineos Group Holdings Ltd. 1,3,5	8.50	02/15/16	575	543,375
Ineos Finance PLC 1,3,5	9.00	05/15/15	525	557,156
Ply Gem Industries, Inc.	8.25	02/15/18	1,000	1,006,250
Polymer Group, Inc.	7.75	02/01/19	1,000	1,052,500
Steel Dynamics, Inc.	7.63	03/15/20	850	920,125
Tembec Industries, Inc. 3,6	11.25	12/15/18	1,000	1,060,000
Trimas Corp. 6	9.75	12/15/17	550	607,750
United States Steel Corp. 6	7.00	02/01/18	1,000	1,027,500
Verso Paper Holdings LLC / Verso Paper, Inc. 1,5	11.75	01/15/19	425	437,750
Xerium Technologies, Inc.	8.88	06/15/18	790	685,325
Total Basic Industry
(Cost $13,413,440)				13,510,931
Capital Goods - 9.8%
AAR Corp. 1,5	7.25	01/15/22	375	382,500
Berry Plastics Corp. 6	9.50	05/15/18	1,000	1,060,000
Bombardier, Inc. 1,3,5	6.75	05/01/12	1	501
Crown Cork & Seal Company, Inc. 6	7.38	12/15/26	1,000	1,060,000
Masonite International Corp. 1,3,5	8.25	04/15/21	1,000	1,040,000
Owens-Illinois, Inc. 6	7.80	05/15/18	1,000	1,122,500
Terex Corp.	6.50	04/01/20	350	352,625
Terex Corp. 6	8.00	11/15/17	625	646,875
USG Corp. 6	9.75	01/15/18	1,000	992,500
Total Capital Goods
(Cost $6,288,144)				6,657,501
Consumer Cyclical - 23.9%
ACE Hardware Corp. 1,5,6	9.13	06/01/16	850	894,625
American Axle & Manufacturing, Inc. 6	7.88	03/01/17	1,000	1,032,500
Caesars Entertainment Operating Company, Inc. 1,5	8.50	02/15/20	250	254,375
CityCenter Holdings LLC/CityCenter Finance Corp. 6	7.63	01/15/16	1,000	1,055,000
Corrections Corporation of America	6.25	03/15/13	1	500
DineEquity, Inc. 6	9.50	10/30/18	1,000	1,095,000
Ford Motor Co. 6	6.50	08/01/18	1,000	1,085,000
Jaguar Land Rover PLC 1,3,5	8.13	05/15/21	500	512,500
Levi Strauss & Co. 6	7.63	05/15/20	1,000	1,057,500
Limited Brands, Inc.	7.60	07/15/37	1,000	1,007,500
Marina District Finance Company, Inc.	9.88	08/15/18	1,000	897,500
McJunkin Red Man Corp.	9.50	12/15/16	1,000	1,090,000
MGM Resorts International	5.88	02/27/14	1	515
MGM Resorts International	7.63	01/15/17	1,000	1,032,500
MGM Resorts International 1,5	8.63	02/01/19	275	294,938
MTR Gaming Group, Inc.	11.50	08/01/19	317	313,409
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC 6	8.88	03/15/18	1,000	940,000
Pharmaceutical Product Development, Inc. 1,5	9.50	12/01/19	550	596,750
Phillips-Van Heusen Corp. 6	7.38	05/15/20	1,000	1,102,500
Pittsburgh Glass Works LLC 1,5	8.50	04/15/16	235	233,825
Quiksilver Inc.	6.88	04/15/15	8	7,538

Helios High Yield Fund
Schedule of Investments (Unaudited)
March 31, 2012
	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
Consumer Cyclical (continued)
Sealy Mattress Co.	8.25%	06/15/14	1	$490
Tenneco, Inc. 6	6.88	12/15/20	1,000	1,075,000
The Neiman Marcus Group Inc. 6	10.38	10/15/15	500	520,630
Visteon Corp.	6.75	04/15/19	155	157,325
Total Consumer Cyclical
(Cost $15,509,883)				16,257,420
Consumer Non-Cyclical - 18.7%
ACCO Brands Corp. 6	10.63	03/15/15	1,000	1,091,260
American Reprographics Co. 6	10.50	12/15/16	1,000	990,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	8.25	01/15/19	1,000	1,042,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	9.75	03/15/20	250	273,125
B&G Foods, Inc. 6	7.63	01/15/18	1,000	1,073,750
C&S Group Enterprises LLC 1,5	8.38	05/01/17	901	948,302
Cenveo Corp.	8.88	02/01/18	450	427,500
Deluxe Corp. 6	7.38	06/01/15	1,000	1,027,500
FTI Consulting, Inc.	7.75	10/01/16	500	514,375
Iron Mountain Inc. 6	8.38	08/15/21	1,000	1,087,500
Iron Mountain Inc.	8.75	07/15/18	500	518,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 1,5,6	9.00	04/15/19	1,110	1,093,350
Rite Aid Corp. 6	9.75	06/12/16	425	470,688
RSC Equipment Rental, Inc./RSC Holdings III LLC	8.25	02/01/21	325	346,125
RSC Equipment Rental, Inc./RSC Holdings III LLC 6	10.25	11/15/19	675	756,000
Service Corporation International	6.75	04/01/16	975	1,055,437
Smithfield Foods, Inc.	7.75	05/15/13	1	525
Total Consumer Non-Cyclical
(Cost $12,218,985)				12,716,687
Energy - 21.5%
Arch Coal, Inc. 6	8.75	08/01/16	1,000	1,050,000
BreitBurn Energy Partners LP/BreitBurn Finance Corp. 6	8.63	10/15/20	1,000	1,062,500
Calfrac Holdings L.P. 1,5,6	7.50	12/01/20	1,000	1,005,000
Chaparral Energy, Inc. 6	8.88	02/01/17	1,000	1,045,000
CONSOL Energy, Inc. 6	8.25	04/01/20	1,100	1,149,500
Crosstex Energy L.P./Crosstex Energy Finance Corp. 6	8.88	02/15/18	1,000	1,062,500
Dynegy Holdings LLC 8	8.38	05/01/16	8	4,988
Encore Acquisition Co. 7	6.00	07/15/15	1	505
EV Energy Partners L.P./EV Energy Finance Corp.	8.00	04/15/19	600	615,000
Frontier Oil Corp.	8.50	09/15/16	850	903,125
FTS International Services LLC/FTS International Bonds, Inc. 1,5,6	7.13	11/15/18	1,000	1,045,000
GMX Resources, Inc. 1,5,6,9	11.00	12/01/17	374	312,290
Hercules Offshore, Inc. 1,5,6	10.50	10/15/17	425	445,187
Hilcorp Energy I LP/Hilcorp Finance Co. 1,5	8.00	02/15/20	850	918,000
Key Energy Services, Inc.	6.75	03/01/21	525	539,437
Linn Energy LLC/Linn Energy Finance Corp.	8.63	04/15/20	850	915,875
Petroleum Geo-Services ASA 1,3,5	7.38	12/15/18	200	208,000
Precision Drilling Corp. 3	6.63	11/15/20	375	392,812
Trinidad Drilling Ltd. 1,3,5,6	7.88	01/15/19	620	659,525
Venoco, Inc.	8.88	02/15/19	1,000	915,000
W&T Offshore, Inc.	8.50	06/15/19	365	385,988
Total Energy
(Cost $14,513,114)				14,635,232
Finance & Investment - 0.1%
Ford Motor Credit Company LLC	7.00	10/01/13	1	533
Motors Liquidation Co. 6,7	8.38	07/15/33	2,500	37,500
Total Finance & Investment
(Cost $488)				38,033
Media - 6.1%
Cablevision Systems Corp. 6	8.63	09/15/17	1,000	1,088,750
CCO Holdings LLC/CCO Holdings Capital Corp.	7.25	10/30/17	250	268,125
CCO Holdings LLC/CCO Holdings Capital Corp.	8.13	04/30/20	835	926,850
Charter Communications Operating LLC/Charter Communications Operating Capital 1,5	8.00	04/30/12	1	503
Insight Communications, Inc. 1,5	9.38	07/15/18	649	741,482
Liberty Interactive LLC	5.70	05/15/13	1	518
Mediacom LLC/Mediacom Capital Corp. 6	9.13	08/15/19	1,025	1,113,406
Total Media
(Cost $3,916,347)				4,139,634

Helios High Yield Fund
Schedule of Investments (Unaudited)
March 31, 2012
	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
Real Estate - 1.5%
Realogy Corp. 1,5
(Cost $901,266)	7.88%	02/15/19	1,000	$1,000,000
Services Cyclical - 10.9%
AMC Entertainment, Inc. 6	8.75	06/01/19	1,000	1,047,500
Beazer Homes USA, Inc. 6	9.13	06/15/18	425	371,344
Caesars Entertainment Operating Company, Inc. 6	11.25	06/01/17	1,000	1,090,000
Easton-Bell Sports, Inc. 6	9.75	12/01/16	1,000	1,106,250
Hovnanian Enterprises Inc. 6	10.63	10/15/16	1,000	903,750
Mohegan Tribal Gaming Authority	7.13	08/15/14	1	376
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp. 1,5	8.88	04/15/17	1,000	1,038,750
PulteGroup, Inc. 6	6.38	05/15/33	1,000	805,000
Standard Pacific Corp. 6	8.38	05/15/18	1,000	1,063,750
Total Services Cyclical
(Cost $7,345,017)				7,426,720
Services Non-Cyclical - 2.7%
HCA, Inc.	8.00	10/01/18	1,000	1,090,000
Health Management Associates Inc.	6.13	04/15/16	500	523,125
Health Management Associates Inc. 1,5	7.38	01/15/20	250	255,000
Total Services Non-Cyclical
(Cost $1,743,438)				1,868,125
Technology & Electronics - 4.8%
Coleman Cable Inc. 6	9.00	02/15/18	1,010	1,063,025
First Data Corp. 1,5,6	8.25	01/15/21	1,000	977,500
First Data Corp.	9.88	09/24/15	101	101,505
Freescale Semiconductor, Inc. 1,5,6	9.25	04/15/18	1,000	1,095,000
Total Technology & Electronics
(Cost $3,082,526)				3,237,030
Telecommunications - 9.3%
Cincinnati Bell, Inc. 6	8.25	10/15/17	325	331,906
Cincinnati Bell, Inc. 6	8.38	10/15/20	975	979,875
Clear Channel Communications, Inc. 6	9.00	03/01/21	1,000	900,000
Frontier Communications Corp.	6.25	01/15/13	1	513
Frontier Communications Corp. 6	7.13	03/15/19	1,250	1,253,125
inVentiv Health, Inc. 1,5	10.00	08/15/18	390	352,950
Level 3 Financing, Inc. 1,5	8.63	07/15/20	850	892,500
PAETEC Holding Corp.	9.88	12/01/18	500	565,000
Windstream Corp. 6	7.00	03/15/19	1,000	1,020,000
Total Telecommunications
(Cost $6,228,963)				6,295,869
Utility - 4.1%
Calpine Corp. 1,5,6	7.25	10/15/17	1,000	1,060,000
Mueller Water Products, Inc.	7.38	06/01/17	625	615,625
Edison Mission Energy	7.00	05/15/17	425	267,750
Edison Mission Energy	7.50	06/15/13	8	6,150
NRG Energy, Inc.	8.50	06/15/19	850	856,375
Total Utility
(Cost $2,803,943)				2,805,900
Total HIGH YIELD CORPORATE BONDS
(Cost $87,973,005)				90,596,888
STRUCTURED NOTES - 0.0%
Special Purpose Entity - 0.0%
Trains HY-1-2006 1,2,5
(Cost $14,899)	7.12	05/01/16	15	14,751
TERM LOANS - 0.4%
Texas Competitive Electric Holdings LLC 2,5
(Cost $374,386)	4.74	04/10/12	429	238,127

			Shares	Value
COMMON STOCKS - 0.4%
Consumer Discretionary - 0.4%
General Motors Co. 4
(Cost $419,419)			10,163	$260,681
Consumer Non-Cyclical - 0.0%
Dex One Corp. 4
(Cost $19,639)			65	92
Total COMMON STOCKS
(Cost $439,058)				260,773

Helios High Yield Fund
Schedule of Investments (Unaudited)
March 31, 2012

		Shares	Value
WARRANTS - 0.4%
Consumer Discretionary - 0.4%
General Motors Co. 4		9,239	$103,477
Expiration: June 2016
Exercise Price: $9.13
General Motors Co. 4		9,239	153,644
Expiration: August 2018
Exercise Price: $9.88
Total Consumer Discretionary
(Cost $480,581)			257,121
Total WARRANTS
(Cost $480,581)			257,121

	Interest Rate	Shares	Value
SHORT TERM INVESTMENT - 3.1%
STIT Liquid Assets Portfolio, Institutional Class 2
(Cost $2,114,049)	0.16%	2,114,049	2,114,049
Total Investments - 141.9%
(Cost $94,075,452)			96,433,565
Liabilities in Excess of Other Assets - (41.9)%			(28,452,636)
TOTAL NET ASSETS - 100.0%			$67,980,929

Helios High Yield Fund
Notes to Schedule of Investments (Unaudited)
March 31, 2012

The following notes should be read in conjunction with the accompanying Schedule of Investments.

1 - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2012, the total value of all such investments was $20,298,885 or 29.86% of net assets.
2 - Variable rate security - Interest rate shown in the rate in effect as of March 31, 2012.
3 - Foreign security or a U.S. security of a foreign company.
4 - Non-Income producing security.
5 - Private Placement.
6 - Portion of entire principal amount pledged as collateral for credit facility.
7 - Security is valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of March 31, 2012, the total value of all such securities was $38,005 or less than 0.06% of net assets.

8 - Issuer is currently in default on its regularly scheduled interest payment.
9 - Payment in kind security.

Notes to Financial Statements (Unaudited)

Valuation of Investments: Debt securities, including U. S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or, if not valued by an independent pricing service, using prices obtained from at least two active and reliable market makers in any such security or a broker-dealer.  Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Advisor’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures adopted by, and under the supervision of, the Fund’s Board of Trustees. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund.  The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process.  The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments.  Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.  Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day to day responsibilities for valuation determinations under these procedures to Brookfield Investment Management Inc. (the “Advisor”).  Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.  If a market value or price cannot be determined for a security or a significant event has occurred that would materially affect the value of the security, the security is fair valued by the Advisor’s Valuation Committee.  The Valuation Committee is comprised of senior members of the Advisor’s management team.

To assess the continuing appropriateness of security valuations, the Advisor (or its third party service provider who is subject to oversight by the Advisor), regularly compares one of its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceeds certain tolerance levels with the third party pricing service or broker source.  For those securities valued by fair valuations, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation.  Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 -	unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

Level 2 -
inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

Level 3 -	significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Structured Note	Term Loan	Common Stocks	Warrants	Short Term Investments	Total
Level 1 - Quoted Prices	$-	$-	$-	$-	$260,773	$257,121	$2,114,049	$2,631,943
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	2,951,856	67,781,970	-	-	-	-	-	70,733,826
Level 3 - Significant Unobservable Inputs	-	22,814,918	14,751	238,127	-	-	-	23,067,796
Total	$2,951,856	$90,596,888	$14,751	$238,127	$260,773	$257,121	$2,114,049	$96,433,565

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	High Yield Corporate Bonds	Structured Note	Term Loan	Total
Balance at June 30, 2011	$32,882,723	$52,011	$335,448	$33,270,182
Accrued Discounts (Premium)	21,434	-	5,799	27,233
Realized Gain/(Loss)	(4,208)	-	-	(4,208)
Change in Unrealized Appreciation (Depreciation)	267,355	(12)	(103,120)	164,223
Purchases at Cost	7,455,116	-	-	7,455,116
Sales Proceeds	(3,919,224)	(37,248)	-	(3,956,472)
Transfers into Level 3	344,250	-	-	344,250	(a)
Transfers out of Level 3	(14,232,528)	-	-	(14,232,528)	(a)
Balance at March 31, 2012	$22,814,918	$14,751	$238,127	$23,067,796
Change in unrealized gains or losses relating to assets still held at reporting date	$207,459	$(12)	$(103,120)	$104,327

(a) Transferred due to increase/decrease of observable market data for these securities, primarily an increase in trade basis information versus dealer quotes.

Credit Facility: The Fund established a line of credit with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. The Fund pays interest in the amount of 0.80% plus the 3-month London Interbank Offered Rate on the amount outstanding and 0.80% on the line of credit that is unused. For the period ended March 31, 2012, the average interest rate paid under the line of credit was 1.36% for the Fund.

Total line of credit available	$ 34,000,000
Line of credit outstanding at March 31, 2012	30,400,000
Line of credit amount unused at March 31, 2012	3,600,000
Average balance outstanding during the period	29,460,000
Interest expense incurred on line of credit during the period	304,877

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments at March 31, 2012 was as follows: cost of investments $94,076,077.  Net unrealized appreciation was $2,357,488 (gross unrealized appreciation - $4,128,530; gross unrealized depreciation - $1,771,042).

Designation of Restricted Illiquid Securities

The Funds invest in restricted securities, which are securities that may be offered for public sale without first being registered under the Securities Act of 1933, as amended (the “1933 Act”). Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of March 31, 2012, the Funds held restricted securities as shown in the tables below that the Advisor has deemed illiquid pursuant to procedures adopted by the Funds’ Boards of Directors. Although recent instability in the markets has resulted in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors. The Funds do not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the valuation of investments and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Value	Percentage of Net Assets
Bombardier, Inc.	6.75%	05/01/12	02/10/10	$500	$501	0.00%
Charter Communications Operating LLC/ Charter Communications Operating Capital	8.00	04/30/12	04/10/09	597	503	0.00
Trains HY-1-2006	7.12	05/01/13	06/07/06	14,899	14,751	0.00
					$15,755	0.00%

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Helios High Yield Fund

By (Signature and Title) /s/ Kim G. Redding
 Kim G. Redding
 Principal Executive Officer

Date  May 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kim G. Redding
   Kim G. Redding
   Principal Executive Officer

Date  May 22, 2012

By (Signature and Title)* /s/ Steven M. Pires
   Steven M. Pires
   Treasurer and Principal Financial Officer

Date  May 22, 2012

* Print the name and title of each signing officer under his or her signature.